Net Loss Per Share - Common share equivalents have been excluded from the calculation of diluted net loss per share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss per share
Total dilutive shares	4,910	4,319	3,392
Stock Options
Net loss per share
Total dilutive shares	3,561	2,783	2,432
Common stock and RSUs
Net loss per share
Total dilutive shares	1,341	1,513	908
Estimated ESPP purchases
Net loss per share
Total dilutive shares	8	23	52